SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of geographic information for long-lived assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	$ 345,736	$ 460,476
PRC
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	318,015	407,386
UK
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	11,889	31,127
European Union countries
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	$ 15,832	$ 21,963